Investment in an Equity Investee (Tables)	12 Months Ended
Dec. 31, 2024
Investment in an Equity Investee
Summary of composition of equity investees

	December 31,
	2024	2023

	(in US$’000)
SHPL	77,765	48,411

Summary of balance sheets for equity investee SHPL

	December 31,
	2024	2023

	(in US$’000)
Current assets	213,707	201,025
Non-current assets	67,561	73,939
Current liabilities	(126,154)	(179,649)
Non-current liabilities	(3,859)	(3,687)
Net assets	151,255	91,628

Summary of statements of operations for SHPL

	Year Ended December 31,
	2024	2023	2022

	(in US$’000)
Revenue	393,525	385,483	370,600
Gross profit	286,524	284,361	281,113
Interest income	768	754	980
Profit before taxation	109,586	112,488	116,454
Income tax expense (note (a))	(15,880)	(17,636)	(16,738)
Net income (note(b))	93,706	94,852	99,716

Notes:

(a)	The main entity within the SHPL group has been granted the High and New Technology Enterprise (“HNTE”) status. Accordingly, the entity was eligible to use a preferential income tax rate of 15% for the years ended December 31, 2024, 2023 and 2022.
(b)	Net income is before elimination of unrealized profits on transactions with the Group. The amounts eliminated were approximately US$384,000, US$131,000 and US$110,000 for the years ended December 31, 2024, 2023 and 2022 respectively.

Summary of reconciliation of the financial information presented to the carrying amount of investment in SHPL

	2024	2023	2022

	(in US$’000)
Opening net assets after non-controlling interests as at January 1	91,628	141,433	145,741
Net income attributable to the shareholders of an equity investee	93,706	94,852	99,716
Dividends declared	(29,587)	(146,974)	(87,436)
Deemed distribution	(690)	—	—
Other comprehensive (loss)/income	(3,801)	2,317	(16,588)
Closing net assets after non-controlling interests as at December 31	151,256	91,628	141,433
Group’s share of net assets	75,628	45,814	70,717
Goodwill	2,718	2,795	2,872
Elimination of unrealized profits on downstream sales	(581)	(198)	(128)
Carrying amount of investments as at December 31	77,765	48,411	73,461

Summary of SHPL capital commitments

December 31,
2024
(in US$’000)
Property, plant and equipment
Contracted but not provided for	741